Comprehensive Income And Accumulated Other Comprehensive Loss (Schedule Of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Foreign currency translation adjustments, net of taxes of $(1) million, $2 million and $2 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively	$ 2	$ (2)
Unrecognized net loss on settled derivative instruments associated with outstanding debt, net of taxes of $4 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively	(5)	(5)
Total accumulated other comprehensive loss, net of taxes of $3 million, $6 million and $9 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively	(3)	(7)
Foreign currency translation adjustments, tax effect	(1)	2	2
Unrecognized net loss on settled derivative instruments associated with outstanding debt, tax effect	4	4	4
Unrecognized loss on defined benefit plan, tax effect			3
Total accumulated other comprehensive loss, tax effect	3	6	9
As Adjusted [Member]
Foreign currency translation adjustments, net of taxes of $(1) million, $2 million and $2 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively		(2)	(2)
Unrecognized net loss on settled derivative instruments associated with outstanding debt, net of taxes of $4 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively		(5)	(6)
Unrecognized loss on defined benefit plan, net of taxes of $3 million as of January 31, 2011 and 2010, respectively			(9)
Total accumulated other comprehensive loss, net of taxes of $3 million, $6 million and $9 million as of July 31, 2011, January 31, 2011 and January 31, 2010, respectively		$ (7)	$ (17)